Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables and prepayments
Schedule of other receivables and prepayments

	December 31,
	2020	2019

Advance to other party (i)	$—	$5,835
Utility deposits	16	17
Other receivables	107	4
Other prepayments	109	48
Other receivables and prepayments	$232	$5,904

In December 2019, the Company paid advance of $5,835 to a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 4.2% and 5.3% of the Company’s outstanding common stock as of December 31, 2020 and 2019, respectively). The advances were unsecured and non-interest bearing. In April 2020, the sum of $5,835 was repaid to the Company.